Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events
Subsequent Events

20) Subsequent Events

The Partnership has evaluated subsequent events from the balance sheet date through August 26, 2021, the date at which the unaudited condensed consolidated interim financial statements were available to be issued, and determined that there are no other items to disclose, except as follows:

On August 12, 2021, the Partnership paid a quarterly cash distribution of $0.52 per common unit with respect to the quarter ended June 30, 2021 to all common unitholders of record on July 29, 2021. On August 12, 2021, the Partnership paid a cash distribution to holders of Series A Convertible Preferred Units (“Series A Preferred Units”) with respect to the quarter ended June 30, 2021 in an aggregate amount equal to $1.7 million.

On August 25, 2021 the Partnership’s subsidiaries that own the Tordis Knutsen, the Vigdis Knutsen, the Lena Knutsen, the Anna Knutsen and the Brasil Knutsen, entered into a new $345 million senior secured credit facility in order to refinance their existing term loans. The credit facility is repayable in 20 consecutive quarterly installments, with a balloon payment of $219 million due at maturity in September 2026. The credit facility bears interest at a rate per annum equal to LIBOR plus a margin of 2.05%. The credit facility is guaranteed by the Partnership and secured by mortgages on the vessels. The senior secured credit facilities will refinance the previously existing term loans related to these vessels which were due to mature between November 2021 and July 2022. Closing of the senior secured credit facility is anticipated to occur in September 2021.

On August 26, 2021, the Partnership entered into a sales agreement with B. Riley Securities, Inc. (the “Agent”). Under the terms of the at the market sales agreement, the Partnership may offer and sell up to $100 million of common units under the ATM program (the “ATM program”), from time to time, through the Agent. The Partnership intends to use the net proceeds of any sales of common units for general partnership purposes, which may include, among other things, the repayment of indebtedness or the funding of acquisitions or other capital expenditures.

After the balance sheet date, there continues to be significant macroeconomic uncertainty as a result of the Coronavirus (COVID-19) outbreak. The scale and duration of this development remains uncertain and could materially impact the Partnership's earnings and cash flow.